AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2025
	Shares	Value
Common Stocks - 99.0%
Communication Services - 8.8%
Alphabet, Inc., Class A	16,603	$4,036,189
Meta Platforms, Inc., Class A	5,225	3,837,136
Netflix, Inc.*	2,397	2,873,811
Pinterest, Inc., Class A*	60,507	1,946,510

Total Communication Services		12,693,646
Consumer Discretionary - 11.4%
Amazon.com, Inc.*	16,753	3,678,456
Lowe's Cos., Inc.	8,656	2,175,339
O'Reilly Automotive, Inc.*	23,909	2,577,629
Royal Caribbean Cruises, Ltd.	7,842	2,537,515
Tapestry, Inc.	24,327	2,754,303
Ulta Beauty, Inc.*	4,782	2,614,559

Total Consumer Discretionary		16,337,801
Financials - 12.8%
Apollo Global Management, Inc.	14,547	1,938,679
Brown & Brown, Inc.	17,829	1,672,182
Fiserv, Inc.*	13,425	1,730,885
Houlihan Lokey, Inc.	12,979	2,664,848
Mastercard, Inc., Class A	3,991	2,270,121
Moody's Corp.	4,661	2,220,873
PayPal Holdings, Inc.*	27,068	1,815,180
Tradeweb Markets, Inc., Class A	14,763	1,638,398
Visa, Inc., Class A	6,810	2,324,798

Total Financials		18,275,964
Health Care - 9.9%
AbbVie, Inc.	10,310	2,387,178
Amgen, Inc.	7,034	1,984,995
Cardinal Health, Inc.	14,441	2,266,659
Halozyme Therapeutics, Inc.*,1	38,194	2,801,148
McKesson Corp.	3,257	2,516,163
Neurocrine Biosciences, Inc.*	15,651	2,197,087

Total Health Care		14,153,230
Industrials - 12.4%
Comfort Systems USA, Inc.	4,198	3,464,106
Copart, Inc.*	37,170	1,671,535
EMCOR Group, Inc.	5,124	3,328,243
Rockwell Automation, Inc.	7,016	2,452,302
Uber Technologies, Inc.*	25,994	2,546,632
Waste Management, Inc.	9,832	2,171,201
WW Grainger, Inc.	2,205	2,101,277

Total Industrials		17,735,296
	Shares	Value
Information Technology - 38.4%
Adobe, Inc.*	4,729	$1,668,155
Amphenol Corp., Class A	23,167	2,866,916
Apple, Inc.	15,037	3,828,871
Applied Materials, Inc.	14,303	2,928,396
AppLovin Corp., Class A*	5,943	4,270,283
Arista Networks, Inc.*	23,939	3,488,152
Autodesk, Inc.*	8,020	2,547,713
Broadcom, Inc.	12,234	4,036,119
Cadence Design Systems, Inc.*	6,930	2,434,232
Dynatrace, Inc.*	43,370	2,101,276
Gartner, Inc.*	4,383	1,152,159
Intuit, Inc.	3,445	2,352,625
Jabil, Inc.	11,169	2,425,572
KLA Corp.	2,646	2,853,976
Microsoft Corp.	8,681	4,496,324
Motorola Solutions, Inc.	5,644	2,580,945
Nutanix, Inc., Class A*	32,487	2,416,708
PTC, Inc.*	12,890	2,616,928
Salesforce, Inc.	6,809	1,613,733
ServiceNow, Inc.*	2,515	2,314,504

Total Information Technology		54,993,587
Materials - 1.7%
Ecolab, Inc.	8,834	2,419,279
Real Estate - 1.8%
Jones Lang LaSalle, Inc.*	8,598	2,564,611
Utilities - 1.8%
NRG Energy, Inc.	15,643	2,533,384

Total Common Stocks (Cost $88,489,691)		141,706,798
Short-Term Investments - 1.1%
Other Investment Companies - 1.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.04%[2]	617,066	617,066
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%[2]	925,598	925,598

Total Short-Term Investments (Cost $1,542,664)		1,542,664
Total Investments - 100.1% (Cost $90,032,355)		143,249,462
Other Assets, less Liabilities - (0.1)%		(114,584)
Net Assets - 100.0%		$143,134,878

AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Some of this security, amounting to $2,773,132 or 1.9% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the September 30, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$141,706,798	—	—	$141,706,798
Short-Term Investments
Other Investment Companies	1,542,664	—	—	1,542,664
Total Investments in Securities	$143,249,462	—	—	$143,249,462

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2025, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,773,132	—	$2,826,721	$2,826,721
The following table summarizes the securities received as collateral for securities lending at September 30, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.000%	10/31/25-02/15/52
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.